Recently adopted and recently issued accounting guidance	6 Months Ended
Jun. 30, 2013
Recently adopted and recently issued accounting guidance [Abstract]
Recently adopted and recently issued accounting guidance
NOTE 2: Recently adopted and recently issued accounting guidance

Adopted

In December 2011, the FASB issued Accounting Standards Update 2011-11, "Disclosures about Offsetting Assets and Liabilities." This update requires entities to disclose both gross information and net information about instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope of this update includes derivatives, sale and repurchase agreements and reverse sale and repurchase agreements and securities borrowing and lending arrangements. The Company adopted this update retrospectively for periods beginning after January 1, 2013. Management does not anticipate that adoption will have a material impact on the Company's consolidated financial position, results of operations or cash flows.

Issued

  Other recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the American Institute of Certified Public Accountants, and the SEC did not, or are not believed by management to, have a material impact on the Company's present or future financial position, results of operations or cash flows.